DEBT AND RELATED PARTY DEBT - Kuwait Investment Authority Loan (Details) $ in Thousands		1 Months Ended		7 Months Ended	9 Months Ended	12 Months Ended
	May 16, 2022 USD ($) EquityInstruments shares	Aug. 31, 2022 USD ($) shares	Dec. 31, 2020 USD ($)	Jul. 31, 2024 USD ($) shares	Sep. 30, 2024 USD ($)	Dec. 31, 2024 USD ($)	Dec. 31, 2023 USD ($)	Dec. 31, 2020 USD ($)	Sep. 30, 2025 USD ($)	Dec. 31, 2021 USD ($)	Feb. 28, 2019 USD ($)
DEBT AND RELATED PARTY DEBT
Repayment premium (in percent)			150.00%
Threshold valuation floor used for conversion price per share										$ 110,000
Loss from extinguishment of debt					$ 52	$ 359	$ 1,541
Amount due						$ 11,982			$ 18,673
Kuwait Investment Authority
DEBT AND RELATED PARTY DEBT
Fair value of warrants			$ 400					$ 400
Number of shares purchased | shares	492,610
Kuwait Investment Authority Loan
DEBT AND RELATED PARTY DEBT
Loan amount										$ 12,500	$ 5,000
Interest rate											2.80%
Threshold valuation floor used for conversion price per share			$ 110,000					110,000
Loss from extinguishment of debt								$ 6,200
Amount due	$ 5,000						$ 5,000
Effective interest per annum (in percent)		4.90%								2.75%
Amount of indebtedness would convert	$ 8,100	$ 8,100		$ 100
Period for conversion (in days)	90 days
Issuance of common stock for note conversions, shares | shares		8,062		5,752
Restructuring gain		$ 800
Kuwait Investment Authority Loan | Conversion of debt within 90 days of agreement
DEBT AND RELATED PARTY DEBT
Amount of indebtedness would convert	$ 8,100
Number of shares to be converted | EquityInstruments	8,062